Consolidated statement of changes in shareholders' equity - EUR (€) € in Millions	Share capital	Share issue premium	Treasury shares	Translation differences	Fair value and other reserves	Reserve for invested non-restricted equity	Retained earnings	Equity holders of the parent	Non-controlling interests	Total
Balance as of beginning of the year at Dec. 31, 2017	€ 246	€ 447	€ (1,480)	€ (932)	€ 842	€ 15,616	€ 1,345	€ 16,084	€ 80	€ 16,164
(Loss)/profit for the year							(340)	(340)	5	(335)
Other comprehensive (loss)/income				341	221		(1)	561	1	562
Total comprehensive (loss)/income for the year				341	221		(341)	221	6	227
Share-based payments		68						68		68
Excess tax benefit on share-based payments		6						6		6
Settlement of share-based payments		(85)	72			(11)		(24)		(24)
Cancellation of treasury shares			1,000				(1,000)
Stock options exercised						1		1		1
Dividends							(1,063)	(1,063)	(5)	(1,068)
Acquisition of non-controlling interests							(1)	(1)	1
Other movements				(1)			(2)	(3)		(3)
Total transactions with owners		(11)	1,072	(1)		(10)	(2,066)	(1,016)	(4)	(1,020)
Balance as of end of the year at Dec. 31, 2018	246	436	(408)	(592)	1,063	15,606	(1,062)	15,289	82	15,371
Adoption of new accounting principle							4	4		4
Balance restated	246	436	(408)	(592)	1,063	15,606	(1,058)	15,293	82	15,375
(Loss)/profit for the year							7	7	4	11
Other comprehensive (loss)/income				220	319		(1)	538		538
Total comprehensive (loss)/income for the year				220	319		6	545	4	549
Share-based payments		81						81		81
Excess tax benefit on share-based payments		(7)						(7)		(7)
Settlement of share-based payments		(83)	56			1		(26)		(26)
Dividends							(560)	(560)	(10)	(570)
Other movements							(1)	(1)		(1)
Total transactions with owners		(9)	56			1	(561)	(513)	(10)	(523)
Balance as of end of the year at Dec. 31, 2019	246	427	(352)	(372)	1,382	15,607	(1,613)	15,325	76	15,401
(Loss)/profit for the year							(2,523)	(2,523)	7	(2,516)
Other comprehensive (loss)/income				(922)	528		3	(391)	(1)	(392)
Total comprehensive (loss)/income for the year				(922)	528		(2,520)	(2,914)	6	(2,908)
Share-based payments		76						76		76
Excess tax benefit on share-based payments		2						2		2
Settlement of share-based payments		(62)				49		(13)		(13)
Dividends									(5)	(5)
Acquisition of non-controlling interests							(10)	(10)		(10)
Investment in subsidiary by non-controlling interest									2	2
Other movements				(1)				(1)	1
Total transactions with owners		16		(1)		49	(10)	54	(2)	52
Balance as of end of the year at Dec. 31, 2020	€ 246	€ 443	€ (352)	€ (1,295)	€ 1,910	€ 15,656	€ (4,143)	€ 12,465	€ 80	€ 12,545